Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 7 – Stockholders’ Equity

The Company has three (3) classes of stock:

Preferred Stock Authorization and Designation

The Company’s Certificate of Formation, as amended, authorizes the issuance of 20,000,000 shares of preferred stock, which may be issued from time to time in one or more series.

Pursuant to this authorization, the Board of Directors has the sole discretion, without requiring shareholder approval, to establish and define the specific rights, preferences, privileges, and restrictions applicable to each series of preferred stock before issuance.

These designations may include, but are not limited to:

●	Dividend rights, including payment structure, rates, and priority over common stock.

●	Voting rights, which may be full, limited, or non-voting.

●	Redemption terms, including whether shares are redeemable at the option of the Company or the holder.

●	Provisions for purchase, retirement, or sinking funds to support the redemption or repurchase of shares.

●	Conversion and exchange rights, detailing the terms under which preferred shares may convert into common stock or other securities.

●	Liquidation preferences, establishing the priority of preferred stockholders in the event of a voluntary or involuntary liquidation, dissolution, or winding up of the Company.

●	Relative rights and ranking among different series of preferred stock.

The Company’s Preferred Stock is summarized as follows:

Feature	Series A, Preferred Stock

Authorized Shares	5,450,000
Par Value	$1/share
Voting Rights	1 vote per share (as converted basis)
Dividend Rights	8% per annum, only upon Board declaration
Liquidation Preference	Senior to common stock & Series B Preferred Stock
Redemption Rights	Redeemable at $1.46/share plus undeclared and unpaid dividends.
Requires 30 day’s advance notice. Only if the Company’s
common stock closes above $2/share for 20 consecutive
trading days. Solely at the option of the Company.
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 1,088 shares at September 30, 2025 and December 31, 2024, respecrtively.

Series B, Preferred Stock

Authorized Shares	9,000,000
Par Value	$1/share
Voting Rights	100 vote per share (as converted basis)
Dividend Rights	Accrued only upon Board declaration
Liquidation Preference	Senior to common stock, but junior to Series A Preferred Stock
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 48,000 shares at September 30, 2025 and December 31, 2024, respecrtively.

Common Stock

-	6,000,000,000 shares authorized

-	$0.0001 par value

-	Voting at 1 vote per share

Equity Transactions for the Nine Months Ended September 30, 2025

Stock Issued for Cash

The Company issued 8,000,000 shares of common stock for $8,000,000 ($1/share).

Common Stock Repurchase Agreement

The Company repurchased 4,000,000 shares of common stock from a stockholder for $2,500,000 ($0.60 - 0.75/share).

The repurchased shares were cancelled and retired upon acquisition and are no longer considered issued or outstanding. In accordance with FASB ASC 505-30, Equity – Treasury Stock, and consistent with the Company’s corporate charter and applicable state law, the cancelled shares were returned to the status of authorized but unissued, thereby increasing the number of shares available for future issuance.

The repurchase will be accounted for as a reduction to stockholders’ equity, with the purchase price allocated entirely to Additional Paid-in Capital (“APIC”), as the Company had sufficient APIC available from prior issuances. No gain or loss will be recognized in connection with this transaction. The cash outflow related to the stock repurchase will be classified as a financing activity in the statement of cash flow.

In conjunction with the stock repurchase, the Company also issued 500,000 freestanding warrants to the selling stockholder. The warrants have an exercise price of $1 and expire on December 31, 2026. The warrants were classified as equity instruments under FASB ASC 815-40 and recorded at fair value, with a corresponding credit to APIC. As the warrants were issued as part of the consideration for the share repurchase, their fair value was included in the total cost of the repurchase transaction, resulting in a net effect of $0 on total stockholders’ equity.

See Note 9 for warrants.

Stock Issued for Services

The Company issued 100,000 shares of common stock to a consultant for services rendered, having a fair value of $177,000 ($1.77/share), based upon the quoted closing trading price.

Equity Transactions for the Year Ended December 31, 2024

Cash

The Company issued 1,500,000 shares of common stock for $1,400,000 ($0.80 - $1/share).

Stock Issued for Services

The Company issued 500,000 shares of common stock to a consultant for services rendered, having a fair value of $525,000 ($1.05/share), based upon the quoted closing trading price.

Conversion of Note to Common Stock

The Company issued 375,000 shares of common stock in connection with the conversion of a $300,000 note payable. There was no gain or loss recorded on debt conversion. See Note 5.

Note 7 – Stockholders’ Deficit

The Company has three (3) classes of stock:

Preferred Stock Authorization and Designation

The Company’s Certificate of Formation, as amended, authorizes the issuance of 20,000,000 shares of preferred stock, which may be issued from time to time in one or more series.

Pursuant to this authorization, the Board of Directors has the sole discretion, without requiring shareholder approval, to establish and define the specific rights, preferences, privileges, and restrictions applicable to each series of preferred stock before issuance.

These designations may include, but are not limited to:

●	Dividend rights, including payment structure, rates, and priority over common stock.

●	Voting rights, which may be full, limited, or non-voting.

●	Redemption terms, including whether shares are redeemable at the option of the Company or the holder.

●	Provisions for purchase, retirement, or sinking funds to support the redemption or repurchase of shares.

●	Conversion and exchange rights, detailing the terms under which preferred shares may convert into common stock or other securities.

●	Liquidation preferences, establishing the priority of preferred stockholders in the event of a voluntary or involuntary liquidation, dissolution, or winding up of the Company.

●	Relative rights and ranking among different series of preferred stock.

The Company’s Preferred Stock is summarized as follows:

Feature	Series A, Preferred Stock
Authorized Shares	5,450,000
Par Value	$1/share
Voting Rights	1 vote per share (as converted basis)
Dividend Rights	8% per annum, only upon Board declaration
Liquidation Preference	Senior to common stock & Series B Preferred Stock
Redemption Rights	Redeemable at $1.46/share plus undeclared and unpaid dividends.
Requires 30 day's advance notice. Only if the Company's
common stock closes above $2/share for 20 consecutive
trading days. Solely at the option of the Company.
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 1,088 shares at December 31, 2024 and 2023, respecrtively.

Feature	Series B, Preferred Stock
Authorized Shares	9,000,000
Par Value	$1/share
Voting Rights	100 vote per share (as converted basis)
Dividend Rights	Accrued only upon Board declaration
Liquidation Preference	Senior to common stock, but junior to Series A Preferred Stock
Conversion Feature	Convertible into 1/400th of a share of common stock.
Equivalent of 48,000 shares at December 31, 2024 and 2023, respecrtively.

Common Stock

-	6,000,000,000 shares authorized

-	$0.0001 par value

-	Voting at 1 vote per share

Equity Transactions for the Year Ended December 31, 2024

Cash

The Company issued 1,500,000 shares of common stock and 250,000 warrants (Note 9) for $1,400,000 ($0.80 - $1/share).

Stock Issued for Services

The Company issued 500,000 shares of common stock to a consultant for services rendered, having a fair value of $525,000 ($1.05/share), based upon the quoted closing trading price.

Conversion of Note to Common Stock

The Company issued 375,000 shares of common stock in connection with the conversion of a $300,000 note payable. There was no gain or loss recorded on debt conversion. See Note 5.

Equity Transactions for the Year Ended December 31, 2023

Cash

The Company issued 1,500,000 shares of common stock for $1,375,000 ($0.75-$1.00/share).

Warrants Issued as Debt Discount – Related Party

The Company granted 100,000 warrants in connection with the issuance of a note payable for $500,000. The fair value of these warrants was $126,699. See Note 5.